MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
Marketable Securities1 [Abstract]
MARKETABLE SECURITIES

9.	MARKETABLE SECURITIES

Marketable securities held by the Company are listed equity securities. In the year ended December 31, 2023, the Company received dividends of $36.9 million (2022: $1.6 million, 2021: $0.5 million) from its investments in marketable securities.

Movements in marketable securities for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in thousands of $)	2023	2022	2021
Balance at the beginning of the year	236,281	2,435	8,475
Marketable securities acquired	—	167,709	357
Proceeds from sale of marketable securities	(251,839)	—	(14,074)
Gain on marketable securities sold during the year	18,994	—	7,881
Unrealized gain (loss) on marketable securities held at the end of the year	3,996	66,137	(204)
Balance at the end of the year	7,432	236,281	2,435

Avance Gas
As of December 31, 2023, 2022 and 2021, the Company held 442,384 shares in Avance Gas. In the year ended December 31, 2023, the Company recognized an unrealized gain of $3.8 million (2022: gain of $0.9 million, 2021: loss of $0.4 million) in relation to these shares.

SFL
As of December 31, 2023, 2022 and 2021, the Company held 73,165 shares in SFL. In the year ended December 31, 2023, the Company recognized an unrealized gain of $0.1 million (2022: gain of $0.1 million, 2021: gain of $0.1 million) in relation to these shares.

Golden Ocean
As of December 31, 2023, 2022 and 2021, the Company held 10,299 shares in Golden Ocean. In the year ended December 31, 2023, the Company recognized an unrealized gain of $0.01 million (2022: loss of $0.01 million, 2021: gain of $0.1 million) in relation to these shares.

In the year ended December 31, 2021, the Company purchased 55,959 Golden Ocean shares for $0.4 million and sold these shares for proceeds of $0.7 million. In the year ended December 31, 2021, the Company also sold 1.3 million shares in Golden Ocean for proceeds of $13.4 million and recognized a gain on marketable securities sold of $7.9 million.

Euronav

Share acquisition in the year ended December 31, 2022

On May 28, 2022, the Company announced that it agreed to acquire in privately negotiated share exchange transactions with certain shareholders of Euronav a total of 5,955,705 shares in Euronav, representing 2.95% of the outstanding shares in Euronav as of this date, in exchange for a total of 8,337,986 ordinary shares of Frontline. Frontline received the $0.06 dividend per share that was paid on June 8, 2022 by Euronav in respect of these 5,955,705 shares.

On June 10, 2022, the Company announced that it agreed to acquire in privately negotiated transactions with certain shareholders of Euronav a total of 7,708,908 shares in Euronav, representing 3.82% of the outstanding shares in Euronav as of this date, in exchange for a total of 10,753,924 shares in Frontline.

In connection with the above-referenced privately negotiated share exchange transactions, Frontline entered into a share lending arrangement with Hemen to facilitate settlement of such transactions. Pursuant to such arrangement, Hemen delivered an aggregate of 19,091,910 Frontline shares to the exchanging Euronav holders in June 2022 and Frontline agreed to issue to Hemen the same number of shares of Frontline in full satisfaction of the share lending arrangement. The shares were issued to Hemen in August 2022.

As of December 31, 2022, the Company held 13,664,613 shares in Euronav, as a result of the above transactions. The acquired shares were initially recognized at their fair value of $167.7 million and the Company recorded a realized loss of $7.8 million in relation to these transactions, being the difference between the transaction price to acquire these shares and their fair value as of the transaction dates. The transaction price paid to acquire these shares was $175.5 million, which was the fair value of the Frontline's shares as of the transaction dates.

Based on the Euronav share price as of December 31, 2022, the fair value of the shares held in Euronav was $232.8 million, which resulted in an unrealized gain of $65.1 million.

Share sale in the year ended December 31, 2023
On October 9, 2023, in connection with the Acquisition (as defined in Note 12), Frontline and Famatown Finance Limited, a company related to Hemen agreed to sell all their shares in Euronav (57,479,744 shares, representing in aggregate 26.12% of Euronav’s issued shares) to Compagnie Maritime Belge NV ("CMB") at a price of $18.43 per share (the “Share Sale”).

In November 2023, all conditions precedent to the Share Sale, including approval of the inter-conditionality of the Share Sale and the Acquisition by the Euronav shareholders and receipt of anti-trust approvals, were fulfilled. The Share Sale closed in November 2023 at which time Frontline sold its 13,664,613 shares in Euronav to CMB for $251.8 million. The proceeds from the Share Sale have been used to partly finance the Acquisition.

In the year ended December 31, 2023, the Company recognized a gain on marketable securities in relation to the Euronav shares of $19.0 million.